Grants and other liabilities (Tables)	3 Months Ended
Mar. 31, 2019
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of March 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Grants	1,134,944	1,150,805
Other Liabilities	518,379	507,321
Grant and other non-current liabilities	1,653,323	1,658,126